DoubleLine Shiller Enhanced International CAPE ®

Schedule of Investments

June 30, 2022 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 3.9%
317,092	CPS Auto Receivables Trust, Series 2017-C-E	5.72	% (a)	09/16/2024	317,428
500,000	CPS Auto Receivables Trust, Series 2018-C-E	6.07	% (a)	09/15/2025	502,642
664,900	Diamond Resorts Owner Trust, Series 2021-1A-A	1.51	% (a)	11/21/2033	623,383
713,623	National Collegiate Student Loan Trust, Series 2006-1-A5 (1 Month LIBOR USD + 0.35%)	1.97%		03/25/2033	672,325
500,000	Navient Private Education Loan Trust, Series 2018-A-B	3.68	% (a)	02/18/2042	499,412

Total Asset Backed Obligations (Cost $2,666,484)					2,615,190

Collateralized Loan Obligations - 21.7%
500,000	Allegro Ltd., Series 2019-1A-AR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	2.21	% (a)	07/20/2032	489,379
500,000	Bain Capital Credit Ltd., Series 2019-1A-AR (3 Month LIBOR USD + 1.13%)	2.17	% (a)	04/19/2034	485,207
500,000	Battalion Ltd., Series 2017-11A-AR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	2.33	% (a)	04/24/2034	485,614
500,000	Bridge Street Ltd., Series 2021-1A-A1A (3 Month LIBOR USD + 1.23%, 1.23% Floor)	2.29	% (a)	07/20/2034	486,430
1,000,000	CarVal Ltd., Series 2021-1A-A1A (3 Month LIBOR USD + 1.18%, 1.18% Floor)	2.24	% (a)	07/20/2034	971,602
1,000,000	Cathedral Lake Ltd., Series 2021-8A-A1 (3 Month LIBOR USD + 1.22%, 1.22% Floor)	2.28	% (a)	01/20/2035	971,372
500,000	CBAM Ltd., Series 2017-2A-AR (3 Month LIBOR USD + 1.19%, 1.19% Floor)	2.23	% (a)	07/17/2034	485,250
500,000	CFIP Ltd., Series 2021-1A-A (3 Month LIBOR USD + 1.22%, 1.22% Floor)	2.28	% (a)	01/20/2035	485,085
500,000	Elmwood Ltd., Series 2020-1A-A (3 Month LIBOR USD + 1.24%, 1.24% Floor)	2.28	% (a)	04/15/2033	488,615
1,000,000	Generate Ltd., Series 6A-A1R (3 Month LIBOR USD + 1.20%, 1.20% Floor)	2.34	% (a)	01/22/2035	970,001
500,000	Greywolf Ltd., Series 2018-2A-A1 (3 Month LIBOR USD + 1.18%, 1.18% Floor)	2.24	% (a)	10/20/2031	491,973
500,000	Gulf Stream Meridian Ltd., Series 2021-4A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	2.24	% (a)	07/15/2034	486,000
1,000,000	Halsey Point Ltd., Series 2021-5A-A1A (3 Month LIBOR USD + 1.21%, 1.21% Floor)	1.47	% (a)	01/30/2035	972,278
500,000	Highbridge Loan Management Ltd., Series 3A-2014-CR (3 Month LIBOR USD + 3.60%)	4.64	% (a)	07/18/2029	456,460
500,000	Logan Ltd., Series 2022-1A-B (Secured Overnight Financing Rate 3 Month + 2.05%, 2.05% Floor)	3.64	% (a)	04/21/2035	475,949
500,000	MKS Ltd., Series 2017-1A-AR (3 Month LIBOR USD + 1.00%, 1.00% Floor)	2.06	% (a)	07/20/2030	493,903
500,000	Palmer Square Ltd., Series 2021-2A-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	2.19	% (a)	07/15/2034	485,492
500,000	RR Ltd., Series 2021-14A-A1 (3 Month LIBOR USD + 1.12%, 1.12% Floor)	2.16	% (a)	04/15/2036	484,827
500,000	Shackleton Ltd., Series 2015-7RA-AR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	2.19	% (a)	07/15/2031	492,163

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
500,000	Sound Point Ltd., Series 2019-2A-AR (3 Month LIBOR USD + 1.17%, 1.17% Floor)	2.21	% (a)	07/15/2034	482,500
1,000,000	Sound Point Ltd., Series 2020-1A-AR (3 Month LIBOR USD + 1.17%, 1.17% Floor)	2.23	% (a)	07/20/2034	970,730
500,000	THL Credit Wind River Ltd., Series 2014-2A-AR (3 Month LIBOR USD + 1.14%, 1.14% Floor)	2.18	% (a)	01/15/2031	491,500
500,000	Venture Ltd., Series 2017-29A-AR (3 Month LIBOR USD + 0.99%, 0.99% Floor)	2.40	% (a)	09/07/2030	493,213
1,000,000	Wellfleet Ltd., Series 2020-2A-AR (3 Month LIBOR USD + 1.22%, 1.22% Floor)	2.26	% (a)	07/15/2034	973,251

Total Collateralized Loan Obligations (Cost $15,004,301)					14,568,794

Foreign Corporate Bonds - 6.4%
140,000	Avolon Holdings Funding Ltd.	5.13	% (a)	10/01/2023	138,658
150,000	Banco Continental SAECA	2.75	% (a)	12/10/2025	127,760
100,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 3.00%)	3.13%		07/01/2030	91,550
150,000	Banco Internacional del Peru S.A.A. Interbank (1 Year CMT Rate + 3.71%)	4.00%		07/08/2030	139,214
165,000	Bank of Montreal (Secured Overnight Financing Rate + 0.71%)	2.14%		03/08/2024	163,944
75,000	Bank of Nova Scotia	0.65%		07/31/2024	70,363
95,000	BAT Capital Corporation	2.79%		09/06/2024	91,992
55,000	BAT International Finance PLC	1.67%		03/25/2026	48,761
150,000	Canadian Pacific Railway Company	1.35%		12/02/2024	141,279
200,000	Corporacion Financiera de Desarrollo S.A. (3 Month LIBOR USD + 5.61%)	5.25%		07/15/2029	192,999
200,000	DBS Group Holdings Ltd. (5 Year CMT Rate + 1.10%)	1.82%		03/10/2031	182,043
30,000	Ecopetrol S.A.	4.13%		01/16/2025	27,852
121,700	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	111,281
100,000	Freeport-McMoRan, Inc.	4.13%		03/01/2028	92,993
178,404	Galaxy Pipeline Assets Bidco Ltd.	1.75%		09/30/2027	166,076
120,000	Glencore Funding LLC	4.13	% (a)	05/30/2023	119,814
10,000	Glencore Funding LLC	4.13	% (a)	03/12/2024	9,957
15,000	Glencore Funding LLC	4.00	% (a)	04/16/2025	14,831
176,480	GNL Quintero S.A.	4.63%		07/31/2029	169,762
200,000	Inkia Energy Ltd.	5.88%		11/09/2027	183,400
200,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.45%)	3.88%		04/15/2031	176,250
20,000	Macquarie Bank Ltd.	2.10	% (a)	10/17/2022	19,942
120,000	Macquarie Group Ltd. (3 Month LIBOR USD + 1.33%)	4.15	% (a)	03/27/2024	120,070
200,000	MEGlobal Canada ULC	5.00%		05/18/2025	202,225
200,000	Mercury Chile Holdco LLC	6.50	% (a)	01/24/2027	173,684
180,000	Millicom International Cellular S.A.	5.13%		01/15/2028	154,936
200,000	Minejesa Capital B.V.	4.63%		08/10/2030	180,180
200,000	Qatar Energy	1.38%		09/12/2026	180,298
200,000	Sable International Finance Ltd.	5.75%		09/07/2027	183,822
200,000	TNB Global Ventures Capital BHD	3.24%		10/19/2026	192,945
150,000	Toronto-Dominion Bank	0.70%		09/10/2024	140,911
200,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.52%)	1.75%		03/16/2031	181,170
176,000	VTR Comunicaciones S.p.A.	5.13%		01/15/2028	127,248

Total Foreign Corporate Bonds (Cost $4,742,099)					4,318,210

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 1.2%
200,000	Colombia Government International Bond	4.50%		01/28/2026	188,023
200,000	Panama Government International Bond	3.75%		03/16/2025	197,744
200,000	Qatar Government International Bond	3.25%		06/02/2026	197,554
200,000	Republic of South Africa Government Bond	4.88%		04/14/2026	190,044

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $845,137)					773,365

Non-Agency Commercial Mortgage Backed Obligations - 15.4%
100,000	Alen Mortgage Trust, Series 2021-ACEN-D (1 Month LIBOR USD + 3.10%, 3.10% Floor)	4.42	% (a)	04/15/2034	95,144
1,636,854	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2-XA	1.23	% (a)(b)(c)	06/15/2054	118,872
130,000	Arbor Realty Ltd., Series 2021-FL1-D (1 Month LIBOR USD + 2.95%, 2.95% Floor)	4.27	% (a)	12/15/2035	124,603
231,000	AREIT Trust, Series 2019-CRE3-D (Secured Overnight Financing Rate 1 Month + 2.76%, 2.65% Floor)	4.10	% (a)	09/14/2036	226,868
115,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E (1 Month LIBOR USD + 3.40%, 3.40% Floor)	4.72	% (a)	06/15/2035	105,160
2,767,589	BANK, Series 2021-BN36-XA	1.02	% (b)(c)	09/15/2064	146,113
1,819,000	BBCMS Mortgage Trust, Series 2021-C10-XB	1.15	% (b)(c)	07/15/2054	132,545
1,132,000	BBCMS Mortgage Trust, Series 2021-C10-XD	1.82	% (a)(b)(c)	07/15/2054	132,975
3,844,000	BB-UBS Trust, Series 2012-SHOW-XB	0.28	% (a)(b)(c)	11/05/2036	15,988
5,780,704	Benchmark Mortgage Trust, Series 2018-B2-XA	0.54	% (b)(c)	02/15/2051	93,362
2,271,000	Benchmark Mortgage Trust, Series 2021-B26-XB	0.64	% (a)(b)(c)	06/15/2054	99,072
2,194,538	Benchmark Mortgage Trust, Series 2021-B27-XA	1.39	% (b)(c)	07/15/2054	173,097
1,811,128	Benchmark Mortgage Trust, Series 2021-B28-XA	1.40	% (b)(c)	08/15/2054	144,738
181,000	BSREP Commercial Mortgage Trust, Series 2021-DC-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	3.23	% (a)	08/15/2038	168,721
128,100	BX Trust, Series 2018-EXCL-C (1 Month LIBOR USD + 1.98%, 1.98% Floor)	3.30	% (a)	09/15/2037	120,115
163,000	BX Trust, Series 2019-IMC-F (1 Month LIBOR USD + 2.90%, 2.90% Floor)	4.22	% (a)	04/15/2034	151,701
217,000	BX Trust, Series 2021-RISE-D (1 Month LIBOR USD + 1.75%, 1.75% Floor)	3.07	% (a)	11/15/2036	201,714
100,000	BX Trust, Series 2021-VIEW-D (1 Month LIBOR USD + 2.90%, 2.90% Floor)	4.22	% (a)	06/15/2036	94,943
100,000	BX Trust, Series 2021-VIEW-E (1 Month LIBOR USD + 3.60%, 3.60% Floor)	4.92	% (a)	06/15/2036	93,075
250,000	CD Commercial Mortgage Trust, Series 2017-CD6-C	4.41	% (b)	11/13/2050	228,700
3,545,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-X	1.85	% (a)(b)(c)	02/15/2033	15,733
100,000	CHCP Ltd., Series 2021-FL1-C (Secured Overnight Financing Rate 1 Month + 2.21%, 2.10% Floor)	3.55	% (a)	02/15/2038	97,223
2,678,812	Citigroup Commercial Mortgage Trust, Series 2014-GC19-XA	1.28	% (b)(c)	03/10/2047	36,847
2,761,147	Citigroup Commercial Mortgage Trust, Series 2016-C1-XA	1.99	% (b)(c)	05/10/2049	154,894
268,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-E (1 Month LIBOR USD + 2.80%, 2.80% Floor)	4.12	% (a)	12/15/2036	253,040
255,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-F (1 Month LIBOR USD + 3.65%, 3.65% Floor)	4.97	% (a)	12/15/2036	239,288
111,000	Commercial Mortgage Pass-Through Trust, Series 2013-LC13-B	5.01	% (a)(b)	08/10/2046	110,561
100,000	Commercial Mortgage Pass-Through Trust, Series 2015-CR25-C	4.68	% (b)	08/10/2048	92,378

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,112,125	Commercial Mortgage Pass-Through Trust, Series 2015-CR27-XA	1.06	% (b)(c)	10/10/2048	148,351
186,000	Commercial Mortgage Pass-Through Trust, Series 2015-DC1-C	4.44	% (b)	02/10/2048	174,068
5,899,257	Commercial Mortgage Pass-Through Trust, Series 2015-LC21-XD	1.23	% (a)(b)(c)	07/10/2048	167,646
225,000	Commercial Mortgage Pass-Through Trust, Series 2016-COR1-C	4.48	% (b)	10/10/2049	210,946
100,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4-F (1 Month LIBOR USD + 2.65%, 2.65% Floor)	3.97	% (a)	05/15/2036	95,240
135,000	CSAIL Commercial Mortgage Trust, Series 2015-C4-B	4.46	% (b)	11/15/2048	131,144
179,000	CSAIL Commercial Mortgage Trust, Series 2016-C7-B	4.48	% (b)	11/15/2049	169,085
164,000	CSMC Trust, Series 2017-TIME-A	3.65	% (a)	11/13/2039	146,655
136,000	CSMC Trust, Series 2020-NET-D	3.83	% (a)(b)	08/15/2037	123,353
91,376	DBGS Mortgage Trust, Series 2018-BIOD-F (1 Month LIBOR USD + 2.00%, 2.00% Floor)	3.19	% (a)	05/15/2035	86,433
165,000	DBJPM Mortgage Trust, Series 2016-C1-B	4.20	% (b)	05/10/2049	158,175
170,000	DBJPM Mortgage Trust, Series 2016-C3-B	3.26%		08/10/2049	155,784
186,000	GS Mortgage Securities Corporation Trust, Series 2020-UPTN-F	3.35	% (a)(b)	02/10/2037	161,070
4,331,404	GS Mortgage Securities Trust, Series 2016-GS4-XA	0.69	% (b)(c)	11/10/2049	88,252
2,400,000	Helios Issuer LLC, Series 2021-PF1-XD	1.22	% (a)(b)(c)	11/15/2054	185,725
180,009	HPLY Trust, Series 2019-HIT-D (1 Month LIBOR USD + 2.00%, 2.00% Floor)	3.32	% (a)	11/15/2036	169,667
100,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13-C	4.21	% (b)	01/15/2046	98,412
300,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON-E	3.88	% (a)(b)	01/05/2031	295,105
250,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-D	4.13	% (a)(b)	09/15/2047	227,597
200,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-C	4.44	% (b)	02/15/2048	187,235
125,000	LCCM Trust, Series 2021-FL3-AS (1 Month LIBOR USD + 1.80%, 1.80% Floor)	3.12	% (a)	11/15/2038	121,864
125,000	LCCM Trust, Series 2021-FL3-B (1 Month LIBOR USD + 2.20%, 2.20% Floor)	3.52	% (a)	11/15/2038	121,254
150,000	MF1 Ltd., Series 2021-FL6-C (1 Month LIBOR USD + 1.85%, 1.85% Floor)	3.37	% (a)	07/16/2036	141,183
186,000	MFT Trust, Series 2020-ABC-D	3.59	% (a)(b)	02/10/2042	148,790
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17-B	4.46	% (b)	08/15/2047	243,229
4,953,748	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34-XE	1.01	% (a)(b)(c)	11/15/2052	194,262
15,277,000	Morgan Stanley Capital Trust, Series 2017-ASHF-XCP	0.00	% (a)(b)(c)	05/15/2019	15
214,291	Morgan Stanley Capital Trust, Series 2021-ILP-D (1 Month LIBOR USD + 1.58%, 1.58% Floor)	2.90	% (a)	11/15/2023	201,049
225,000	Ready Capital Mortgage Financing LLC, Series 2021-FL7-AS (1 Month LIBOR USD + 1.50%, 1.50% Floor)	3.12	% (a)	11/25/2036	218,387
150,000	RLGH Trust, Series 2021-TROT-D (1 Month LIBOR USD + 1.71%, 1.71% Floor)	3.04	% (a)	04/15/2036	140,839
200,000	SG Commercial Mortgage Securities Trust, Series 2016-C5-B	3.93%		10/10/2048	184,326
2,480,177	SG Commercial Mortgage Securities Trust, Series 2016-C5-XA	2.06	% (b)(c)	10/10/2048	122,474
18,169,000	SLG Office Trust, Series 2021-OVA-X	0.26	% (a)(b)(c)	07/15/2041	319,456
8,002,932	SLIDE, Series 2018-FUN-XCP	0.00	% (a)(b)(c)	12/15/2022	80
125,000	SREIT Trust, Series 2021-MFP-D (1 Month LIBOR USD + 1.58%, 1.58% Floor)	2.90	% (a)	11/15/2038	117,202
125,000	SREIT Trust, Series 2021-MFP-E (1 Month LIBOR USD + 2.03%, 2.03% Floor)	3.35	% (a)	11/15/2038	116,323

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
99,745	TTAN, Series 2021-MHC-F (1 Month LIBOR USD + 2.90%, 2.90% Floor)	4.23	% (a)	03/15/2038	91,553
200,000	UBS Commercial Mortgage Trust, Series 2017-C1-B	4.04%		06/15/2050	188,380
5,378,000	UBS Commercial Mortgage Trust, Series 2017-C3-XB	0.47	% (b)(c)	08/15/2050	119,778
135,000	Wells Fargo Commercial Mortgage Trust, Series 2015-LC20-C	4.06	% (b)	04/15/2050	126,964
6,221,003	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-XA	0.78	% (b)(c)	07/15/2058	99,769
3,667,735	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-XA	1.09	% (b)(c)	12/15/2048	98,589
2,711,873	Wells Fargo Commercial Mortgage Trust, Series 2018-C48-XA	1.12	% (b)(c)	01/15/2052	130,493
1,632,642	Wells Fargo Commercial Mortgage Trust, Series 2020-C58-XA	2.00	% (b)(c)	07/15/2053	177,311
861,667	Wells Fargo Commercial Mortgage Trust, Series 2021-C59-XA	1.68	% (b)(c)	04/15/2054	79,347

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $12,159,857)					10,350,330

Non-Agency Residential Collateralized Mortgage Obligations - 16.2%
358,342	AJAX Mortgage Loan Trust, Series 2021-C-A	2.12	% (a)(f)	01/25/2061	336,620
96,282	Bayview Opportunity Master Fund Trust, Series 2019-SBR2-A1	6.43	% (a)(f)	06/28/2034	96,246
809,138	Chase Mortgage Finance Trust, Series 2006-A1-2A2	3.11	% (b)	09/25/2036	724,448
87,469	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2-1A2	2.76	% (b)	03/25/2036	82,244
570,072	COLT Mortgage Loan Trust, Series 2021-HX1-A1	1.11	% (a)(b)	10/25/2066	503,051
932,580	COLT Mortgage Loan Trust, Series 2022-2-A1	2.99	% (a)(f)	02/25/2067	887,849
338,222	Countrywide Alternative Loan Trust, Series 2007-9T1-1A6	6.00%		05/25/2037	188,286
761,219	CSMC Trust, Series 2022-NQM1-A1	2.27	% (a)(b)	11/25/2066	677,674
392,850	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR6-A6 (1 Month LIBOR USD + 0.38%, 0.38% Floor, 10.50% Cap)	2.00%		02/25/2037	354,731
246,133	Legacy Mortgage Asset Trust, Series 2019-GS5-A1	3.20	% (a)(f)	05/25/2059	246,168
173,002	Lehman Mortgage Trust, Series 2007-6-2A1 (1 Month LIBOR USD + 0.42%, 0.42% Floor)	2.04%		05/25/2037	145,719
829,352	Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR5-1A1	2.21	% (b)	10/25/2047	305,751
1,251,509	Merrill Lynch Mortgage Backed Securities Trust, Series 2007-2-1A1 (1 Year CMT Rate + 2.40%, 2.40% Floor)	4.41%		08/25/2036	1,143,616
1,621,241	Morgan Stanley Capital Trust, Series 2007-HE2-A1 (1 Month LIBOR USD + 0.13%, 0.13% Floor)	1.75	% (a)	01/25/2037	752,163
225,065	OBX Trust, Series 2020-EXP2-A3	2.50	% (a)(b)	05/25/2060	209,179
548,564	Pretium Mortgage Credit Partners LLC, Series 2021-RN1-A1	1.99	% (a)(f)	02/25/2061	516,253
388,445	PRPM LLC, Series 2021-4-A1	1.87	% (a)(f)	04/25/2026	365,440
786,180	Residential Accredit Loans, Inc., Series 2007-QS8-A3 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	2.22%		06/25/2037	611,505
500,000	Starwood Mortgage Residential Trust, Series 2020-2-M1E	3.00	% (a)	04/25/2060	499,644
416,522	Starwood Mortgage Residential Trust, Series 2021-5-A1	1.92	% (a)(b)	09/25/2066	380,162
307,811	Velocity Commercial Capital Loan Trust, Series 2018-2-A	4.05	% (a)(b)	10/25/2048	301,928
496,504	Velocity Commercial Capital Loan Trust, Series 2021-2-M2	2.20	% (a)(b)	08/25/2051	421,988
748,638	VOLT LLC, Series 2021-NP10-A1	1.99	% (a)(f)	05/25/2051	714,199
395,892	VOLT LLC, Series 2021-NPL1-A1	1.89	% (a)(f)	02/27/2051	377,538

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $11,674,454)					10,842,402

US Corporate Bonds - 8.7%
70,000	American Express Company	3.38%		05/03/2024	69,561
75,000	American Express Company (Secured Overnight Financing Rate + 0.93%)	2.33%		03/04/2025	74,346

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
145,000	Athene Global Funding (Secured Overnight Financing Rate + 0.70%)	2.00	% (a)	05/24/2024	140,828
105,000	Bank of America Corporation (3 Month LIBOR USD + 0.79%)	2.40%		03/05/2024	104,384
45,000	Bank of America Corporation (Secured Overnight Financing Rate + 0.69%)	1.68%		04/22/2025	43,905
140,000	Boeing Company	4.51%		05/01/2023	140,385
60,000	Brighthouse Financial Global Funding	0.60	% (a)	06/28/2023	58,110
15,000	Capital One Financial Corporation	3.20%		01/30/2023	15,012
125,000	Capital One Financial Corporation	3.90%		01/29/2024	124,901
185,000	Charles Schwab Corporation (Secured Overnight Financing Rate + 1.05%)	2.44%		03/03/2027	182,152
100,000	Citigroup, Inc. (3 Month LIBOR USD + 1.02%)	2.60%		06/01/2024	99,366
40,000	Citigroup, Inc. (Secured Overnight Financing Rate + 0.53%)	1.28%		11/03/2025	37,171
145,000	Conagra Brands, Inc.	4.30%		05/01/2024	145,654
135,000	Dollar Tree, Inc.	4.00%		05/15/2025	134,279
105,000	Elevance Health, Inc.	3.50%		08/15/2024	104,707
135,000	Energy Transfer LP	5.88%		01/15/2024	137,742
150,000	Entergy Louisiana LLC	0.95%		10/01/2024	140,977
135,000	Expedia Group, Inc.	6.25	% (a)	05/01/2025	139,207
140,000	General Motors Financial Company, Inc.	5.25%		03/01/2026	140,390
145,000	Goldman Sachs Group, Inc.	3.50%		04/01/2025	142,326
140,000	HCA, Inc.	5.00%		03/15/2024	140,755
120,000	Hyatt Hotels Corporation	1.30%		10/01/2023	116,261
155,000	Hyundai Capital America	1.00	% (a)	09/17/2024	144,003
140,000	JPMorgan Chase & Company	3.90%		07/15/2025	140,412
70,000	JPMorgan Chase & Company (Secured Overnight Financing Rate + 1.32%)	2.31%		04/26/2026	68,929
150,000	Keurig Dr Pepper, Inc.	0.75%		03/15/2024	142,769
150,000	Magallanes, Inc.	3.79	% (a)	03/15/2025	145,542
140,000	Marriott International, Inc.	3.60%		04/15/2024	138,794
140,000	Marsh & McLennan Companies, Inc.	3.88%		03/15/2024	140,395
150,000	Microchip Technology, Inc.	0.97%		02/15/2024	142,543
145,000	Morgan Stanley (Secured Overnight Financing Rate + 0.46%)	0.53%		01/25/2024	142,180
40,000	Nissan Motor Acceptance Company LLC	1.13	% (a)	09/16/2024	36,794
145,000	Omnicom Group, Inc.	3.65%		11/01/2024	143,850
70,000	Pacific Gas and Electric Company	3.25%		02/16/2024	68,222
70,000	Pacific Gas and Electric Company	4.95%		06/08/2025	68,710
125,000	Parker-Hannifin Corporation	3.65%		06/15/2024	124,275
145,000	Penske Truck Leasing Company LP	2.70	% (a)	11/01/2024	139,316
160,000	Pioneer Natural Resources Company	0.55%		05/15/2023	155,996
145,000	Republic Services, Inc.	2.50%		08/15/2024	140,512
150,000	Royalty Pharma PLC	0.75%		09/02/2023	144,506
140,000	Schlumberger Holdings Corporation	3.75	% (a)	05/01/2024	139,504
190,000	Southern California Edison Company (Secured Overnight Financing Rate + 0.83%)	2.35%		04/01/2024	188,057
140,000	Southwest Airlines Company	4.75%		05/04/2023	141,170
145,000	Triton Container International Ltd.	0.80	% (a)	08/01/2023	137,459

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
30,000	UnitedHealth Group, Inc.	3.70%		05/15/2027	29,917
140,000	Verizon Communications, Inc. (3 Month LIBOR USD + 1.10%)	2.51%		05/15/2025	139,239
145,000	Wells Fargo & Company (Secured Overnight Financing Rate + 1.60%)	1.65%		06/02/2024	141,687
140,000	Welltower, Inc.	3.63%		03/15/2024	138,981
150,000	Zimmer Biomet Holdings, Inc.	1.45%		11/22/2024	141,335

Total US Corporate Bonds (Cost $6,053,252)					5,857,516

US Government and Agency Mortgage Backed Obligations - 4.4%
68,723	Federal Home Loan Mortgage Corporation, Series 2021-MN1-M1 (Secured Overnight Financing Rate 30 Day Average + 2.00%)	2.93	% (a)	01/25/2051	64,058
1,779,225	Federal National Mortgage Association Pass-Thru, Pool FM7756	2.00%		06/01/2036	1,665,445
1,333,492	Federal National Mortgage Association Pass-Thru, Pool FM7846	2.00%		07/01/2036	1,247,816

Total US Government and Agency Mortgage Backed Obligations (Cost $3,274,178)					2,977,319

US Government and Agency Obligations - 8.1%
3,860,000	United States Treasury Notes	2.50	% (e)	05/31/2024	3,825,471
1,620,000	United States Treasury Notes	2.63	% (e)	04/15/2025	1,602,598

Total US Government and Agency Obligations (Cost $5,461,487)					5,428,069

Affiliated Mutual Funds - 8.9%
670,410	DoubleLine Floating Rate Fund (Class I)				5,953,243

Total Affiliated Mutual Funds (Cost $6,463,009)					5,953,243

Short Term Investments - 8.6%
912,651	First American Government Obligations Fund - Class U	1.31	% (d)		912,651
912,651	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	1.35	% (d)		912,651
912,651	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.38	% (d)		912,651
3,000,000	United States Treasury Bills	0.00%		08/16/2022	2,994,758

Total Short Term Investments (Cost $5,732,571)					5,732,711

Total Investments - 103.5% (Cost $74,076,829)					69,417,149
Liabilities in Excess of Other Assets - (3.5)%					(2,322,824)

NET ASSETS - 100.0%					$67,094,325

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(c)	Interest only security

(d)	Seven-day yield as of period end

(e)	All or a portion of this security has been pledged as collateral.

(f)

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of period end.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	21.7%
Non-Agency Residential Collateralized Mortgage Obligations	16.2%
Non-Agency Commercial Mortgage Backed Obligations	15.4%
Affiliated Mutual Funds	8.9%
US Corporate Bonds	8.7%
Short Term Investments	8.6%
US Government and Agency Obligations	8.1%
Foreign Corporate Bonds	6.4%
US Government and Agency Mortgage Backed Obligations	4.4%
Asset Backed Obligations	3.9%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.2%
Other Assets and Liabilities	(3.5)%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	21.7%
Non-Agency Residential Collateralized Mortgage Obligations	16.2%
Non-Agency Commercial Mortgage Backed Obligations	15.4%
Affiliated Mutual Funds	8.9%
Short Term Investments	8.6%
US Government and Agency Obligations	8.1%
US Government and Agency Mortgage Backed Obligations	4.4%
Banking	4.2%
Asset Backed Obligations	3.9%
Utilities	1.9%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.2%
Transportation	1.1%
Energy	1.0%
Telecommunications	0.9%
Healthcare	0.6%
Insurance	0.5%
Automotive	0.5%
Finance	0.5%
Media	0.4%
Food Products	0.4%
Aerospace & Defense	0.4%
Hotels/Motels/Inns and Casinos	0.4%
Mining	0.4%
Chemical Products	0.3%
Pharmaceuticals	0.2%
Technology	0.2%
Beverage and Tobacco	0.2%
Environmental Control	0.2%
Commercial Services	0.2%
Real Estate	0.2%
Retailers (other than Food/Drug)	0.2%
Diversified Manufacturing	0.2%
Other Assets and Liabilities	(3.5)%

100.0%

EXCESS RETURN SWAPS

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount		Unrealized Appreciation (Depreciation)/ Value
Shiller Barclays CAPE® Europe Sector Net ER NoC Index(1)	Barclays Capital, Inc.	Long	0.20%	Termination	08/26/2022	19,500,000	EUR	$117,190
Shiller Barclays CAPE® Europe Sector Net ER NoC Index(1)	BNP Paribas	Long	0.20%	Termination	08/26/2022	15,000,000	EUR	90,147
Shiller Barclays CAPE® Europe Sector Net ER NoC Index(1)	BNP Paribas	Long	0.20%	Termination	11/30/2022	16,000,000	EUR	(716,581)
Shiller Barclays CAPE® Europe Sector Net ER NoC Index(1)	BNP Paribas	Long	0.20%	Termination	03/15/2023	15,000,000	EUR	(779,796)

								$(1,289,040)

(1)

Shiller Barclays CAPE® Europe Sector Net ER NoC Index aims to provide notional long exposure to the top four European equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each European sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of June 30, 2022, is available on the Barclays Capital, Inc. website at https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIIESAE.

FORWARD CURRENCY EXCHANGE CONTRACTS

Settlement Date	Counterparty	Currency to be Delivered		Value	Currency to be Received		Value	Unrealized Appreciation (Depreciation)
06/07/2023	JP Morgan Securities LLC	400,000	EUR	$430,262	435,321	USD	$435,321	$5,059
06/07/2023	Barclays Capital, Inc.	2,200,000	EUR	2,366,443	2,359,681	USD	2,359,681	(6,762)
06/07/2023	Barclays Capital, Inc.	10,825,586	USD	10,825,586	9,900,000	EUR	10,648,991	(176,595)
06/07/2023	JP Morgan Securities LLC	12,258,529	USD	12,258,529	11,200,000	EUR	12,047,344	(211,185)
06/07/2023	Goldman Sachs	51,439,479	USD	51,439,479	47,000,000	EUR	50,555,819	(883,660)

								$(1,273,143)

EUR	Euro

USD	US Dollar

A summary of the ‘s investments in affiliated mutual funds for the period ended June 30, 2022 is as follows:

Fund	Value at March 31, 2022	Gross Purchases	Gross Sales	Shares Held at June 30, 2022	Value at June 30, 2022	Change in Unrealized for the Period Ended June 30, 2022	Dividend Income Earned for the Period Ended June 30, 2022	Net Realized Gain (Loss) for the Period Ended June 30, 2022
DoubleLine Floating Rate Fund (Class I)	$8,152,161	$—	$(1,800,000)	670,410	$5,953,243	$(333,156)	$68,394	$(65,762)

Notes to Schedule of Investments

June 30, 2022 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 20 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Real Estate and Income Fund (formerly known as DoubleLine Colony Real Estate and Income Fund), DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”).

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange—traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”, formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”) in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2022:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Money Market Funds	$1,662,763,276	$90,884,664	$7,066,023	$3,865,179	$343,915,047	$21,782,424
Affiliated Mutual Funds	—	503,365,400	—	4,079,671	—	—
Common Stocks	—	1,450,535	1,561,309	—	610,378	17,742
Exchange Traded Funds	—	—	—	2,911,529	—	—
Real Estate Investment Trusts	—	—	—	875,130	—	—
Total Level 1	1,662,763,276	595,700,599	8,627,332	11,731,509	344,525,425	21,800,166
Level 2
US Government and Agency Mortgage Backed Obligations	16,010,175,667	1,511,616,048	—	3,003,330	195,478,990	—
Non-Agency Residential Collateralized Mortgage Obligations	10,263,018,721	998,163,419	—	5,148,597	1,020,162,871	—
Non-Agency Commercial Mortgage Backed Obligations	3,702,290,788	630,670,326	—	—	992,281,990	1,362,370
US Government and Agency Obligations	2,644,596,163	1,680,541,726	—	—	907,389,557	—
Asset Backed Obligations	2,106,925,137	394,857,488	—	—	479,853,728	—
Collateralized Loan Obligations	1,338,823,579	353,924,777	—	—	1,114,611,120	6,615,020
US Corporate Bonds	—	1,462,159,934	—	—	462,022,425	10,874,082
Foreign Corporate Bonds	—	597,195,302	396,936,445	—	696,771,806	661,073
Bank Loans	—	386,007,312	—	—	421,152,268	282,883,742
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	133,290,691	196,711,037	—	126,962,478	—
Other Short Term Investments	—	6,708,880	—	4,882,789	103,816,236	—
Municipal Bonds	—	6,021,952	—	—	—	—
Total Level 2	36,065,830,055	8,161,157,855	593,647,482	13,034,716	6,520,503,469	302,396,287
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	76,813,646	139,122	—	—	—	—
Asset Backed Obligations	72,037,938	7,587,452	—	—	—	—
Collateralized Loan Obligations	447,066	—	—	119,229	—	—
Common Stocks	—	2,142,453	—	—	—	1,138,845

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Bank Loans	$—	$490,110	$—	$—	$—	$392,471
Foreign Corporate Bonds	—	—	—	—	—	—
Rights	—	12,028	—	—	—	—
Warrants	—	7,563	—	—	—	—
Total Level 3	149,298,650	10,378,728	—	119,229	—	1,531,316
Total	$37,877,891,981	$8,767,237,182	$602,274,814	$24,885,454	$6,865,028,894	$325,727,769
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$(114,344)	$—	$—
Total Level 1	—	—	—	(114,344)	—	—
Level 2
Excess Return Swaps	—	—	—	(1,117,337)	—	—
Unfunded Loan Commitments	—	(70,112)	—	—	—	(64,282)
Total Level 2	—	(70,112)	—	(1,117,337)	—	(64,282)
Level 3	—	—	—	—	—	—
Total	$—	$(70,112)	$—	$(1,231,681)	$—	$(64,282)

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Money Market Funds	$76,323,852	$23,784,693	$1,652,236	$963,864	$16,954,092	$5,726,110
Common Stocks	21,715	43,050	145,185	—	—	—
Total Level 1	76,345,567	23,827,743	1,797,421	963,864	16,954,092	5,726,110
Level 2
Collateralized Loan Obligations	1,324,314,253	216,622,935	—	—	—	—
US Government and Agency Obligations	1,289,768,923	—	—	9,933,117	—	43,881,165
Non-Agency Residential Collateralized Mortgage Obligations	985,758,535	202,480,788	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	951,173,046	162,420,499	—	—	—	—
Bank Loans	612,776,471	105,395,867	—	—	—	—
Asset Backed Obligations	520,867,600	56,279,785	—	—	—	—
Foreign Corporate Bonds	519,315,335	71,154,124	208,221,416	—	—	—
US Corporate Bonds	512,374,156	57,520,158	—	—	—	—
US Government and Agency Mortgage Backed Obligations	184,518,412	84,286,162	—	37,236,876	—	—
Other Short Term Investments	147,497,405	22,570,926	—	—	240,850,723	—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	$84,409,341	$32,658,912	$47,933,897	$—	$—	$77,254,932
Total Level 2	7,132,773,477	1,011,390,156	256,155,313	47,169,993	240,850,723	121,136,097
Level 3
Non-Agency Commercial Mortgage Backed Obligations	5,255,409	996,980	—	—	—	—
Common Stocks	1,159,929	451,795	—	—	—	—
Asset Backed Obligations	—	17,612,133	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	—	8,156,055	—	—	—	—
Bank Loans	—	107,165	—	—	—	—
Collateralized Loan Obligations	—	63,867	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—
Rights	—	2,883	—	—	—	—
Warrants	—	852	—	—	—	—
Total Level 3	6,415,338	27,391,730	—	—	—	—
Total	$7,215,534,382	$1,062,609,629	$257,952,734	$48,133,857	$257,804,815	$126,862,207
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$(236,853)	$—	$—
Total Level 1	—	—	—	(236,853)	—	—
Level 2
Excess Return Swaps	(1,063,550,627)	—	—	—	(22,571,205)	—
Forward Currency Exchange Contracts	—	—	—	—	—	52,493
Unfunded Loan Commitments	—	(23,108)	—	—	—	—
Total Level 2	(1,063,550,627)	(23,108)	—	—	(22,571,205)	52,493
Level 3	—	—	—	—	—	—
Total	$(1,063,550,627)	$(23,108)	$—	$(236,853)	$(22,571,205)	$52,493

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Investments in Securities
Level 1
Money Market Funds	$26,952,361	$3,397,167	$2,737,953	$444,547	$327,241	$5,714,152
Affiliated Mutual Funds	—	—	5,953,243	—	—	—
Total Level 1	26,952,361	3,397,167	8,691,196	444,547	327,241	5,714,152
Level 2
Asset Backed Obligations	238,748,570	—	2,615,190	—	—	3,033,766
US Corporate Bonds	144,223,857	1,215,399	5,857,516	3,297,984	—	—
Foreign Corporate Bonds	56,326,570	994,974	4,318,210	575,378	1,347,609	—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Commercial Paper	$—	$2,234,869	$—	$—	$—	$—
Collateralized Loan Obligations	—	—	14,568,794	3,861,222	—	16,409,660
Non-Agency Residential Collateralized Mortgage Obligations	—	—	10,842,402	—	—	19,521,988
Non-Agency Commercial Mortgage Backed Obligations	—	—	10,350,330	2,678,238	—	17,167,835
US Government and Agency Obligations	—	—	5,428,069	2,439,735	—	4,499,922
Other Short Term Investments	—	—	2,994,758	—	—	—
US Government and Agency Mortgage Backed Obligations	—	—	2,977,319	—	—	9,496,889
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	773,365	—	6,797,609	—
Total Level 2	439,298,997	4,445,242	60,725,953	12,852,557	8,145,218	70,130,060
Level 3
Foreign Corporate Bonds	2,188,907	—	—	—	—	—
Asset Backed Obligations	—	—	—	—	—	7,405,547
Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	1,174,201
Total Level 3	2,188,907	—	—	—	—	8,579,748
Total	$468,440,265	$7,842,409	$69,417,149	$13,297,104	$8,472,459	$84,423,960
Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—
Level 2
Forward Currency Exchange Contracts	—	—	(1,273,143)	—	—	—
Excess Return Swaps	—	—	(1,289,040)	(527,935)	—	—
Total Level 2	—	—	(2,562,183)	(527,935)	—	—
Level 3	—	—	—	—	—	—
Total	$—	$—	$(2,562,183)	$(527,935)	$—	$—

Category	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Affiliated Mutual Funds	$9,896,982
Money Market Funds	3,048,543
Total Level 1	12,945,525
Level 2
US Government and Agency Obligations	1,235,403
Other Short Term Investments	984,307
Total Level 2	2,219,710
Level 3	—
Total	$15,165,235

Category	DoubleLine Multi-Asset Trend Fund (Consolidated)
Other Financial Instruments
Level 1	$—
Level 2
Excess Return Swaps	418,483
Total Level 2	418,483
Level 3	—
Total	$418,483

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2022(c)
Investments in Securities
Asset Backed Obligations	$18,148,394	$1	$(672,913)	$—	$252,285	$(115,634)	$—	$—	$17,612,133	$(611,394)
Non-Agency Residential Collateralized Mortgage Obligations	8,647,146	27,297	(273,798)	36,774	—	(281,364)	—	—	8,156,055	(255,760)
Non-Agency Commercial Mortgage Backed Obligations	1,134,911	2,051	(72,518)	2,267	—	(69,731)	—	—	996,980	(83,377)
Common Stocks	502,597	—	(50,802)	—	—	—	—	—	451,795	(50,802)
Bank Loans	108,383	115	(2,047)	1,046	—	(332)	—	—	107,165	(1,929)
Collateralized Loan Obligations	73,653	—	(13,089)	305	2,998	—	—	—	63,867	(10,922)
Rights	—	—	2,883	—	—	—	—	—	2,883	—
Warrants	1,287	—	(435)	—	—	—	—	—	852	(435)
Foreign Corporate Bonds	—	—	—	—	—	—	—	—	—	—
Escrow Notes	—	—	—	—	—	—	—	—	—	—

Total	$28,616,371	$29,464	$(1,082,719)	$40,392	$255,283	$(467,061)	$—	$—	$27,391,730	$(1,014,619)

DoubleLine Income Fund	Fair Value as of 3/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2022(c)
Investments in Securities
Asset Backed Obligations	$7,811,068	$—	$(456,647)	$(276)	$100,819	$(49,417)	$—	$—	$7,405,547	$(431,167)
Non-Agency Commercial Mortgage Backed Obligations	1,157,833	—	13,384	2,984	—	—	—	—	1,174,201	13,384

Total	$8,968,901	$—	$(443,263)	$2,708	$100,819	$(49,417)	$—	$—	$8,579,748	$(417,783)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2022 may be due to a security that was not held or categorized as Level 3 at either period end.

(a)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$17,612,133	Market Comparables	Market Quotes	$66.45 - $1,685.22 ($222.97)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$8,156,055	Market Comparables	Market Quotes	$93.94 ($93.94)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$996,980	Market Comparables	Market Quotes	$75.25 ($75.25)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$451,795	Market Comparables	Market Quotes	$0.50 - $27.00 ($21.30)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$107,165	Market Comparables	Market Quotes	$99.18 ($99.18)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$63,867	Market Comparables	Market Quotes	$23.15 ($23.15)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Rights	$2,883	Intrinsic Value	Asset Sale Proceeds	$3.75 - $4.00 ($3.88)	Significant changes in asset sale proceeds would have resulted in direct changes in fair value of the security
Warrants	$852	Market Comparables	Market Quotes	$0.20 ($0.20)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
	$—	Intrinsic Value	Underlying Equity Price	$0.00 ($0.00)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Foreign Corporate Bonds	$—	Market Comparables	EBITDA Multiples	5.5x (5.5x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security
Escrow Notes	$—	Intrinsic Value	Reserve Account Value	$0.00 ($0.00)	Significant changes in reserve account value would have resulted in direct changes in fair value of the security
DoubleLine Income Fund	Fair Value as of 6/30/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$7,405,547	Market Comparables	Market Quotes	$61.11 - $8,337.34 ($1,634.58)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,174,201	Market Comparables	Market Quotes	$78.28 ($78.28)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.